Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill.
Goodwill

9 Goodwill

	2021	2020	2019
	$m	$m	$m
Cost
At 1 January	12,164	11,982	12,022
Additions through business combinations (Note 27)	8,287	–	–
Exchange and other adjustments	(140)	182	(40)
At 31 December	20,311	12,164	11,982
Amortisation and impairment losses
At 1 January	319	314	315
Exchange and other adjustments	(5)	5	(1)
At 31 December	314	319	314
Net book value
At 31 December	19,997	11,845	11,668

Goodwill is tested for impairment at the operating segment level, this being the level at which goodwill is monitored for internal management purposes. As detailed in Note 6, the Group does not have multiple operating segments and is engaged in a single business activity of pharmaceuticals.

Recoverable amount is determined on a fair value less costs to sell basis using the market value of the Company’s outstanding Ordinary Shares. Our market capitalisation is compared to the book value of the Group’s net assets and this indicates a significant surplus at 31 December 2021 (and 31 December 2020 and 31 December 2019). No goodwill impairment was identified.